Intangible Assets and Impairment of Long-Lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Intangible Assets and Impairment of Long-Lived Assets (Details) [Line Items]
Amortization expense	$ 109,004	$ 116,297
Traded stock (in Dollars per share)		$ 78
Market value traded stock	3.39		$ 13.3	$ 16.96	$ 51.8
Fair market value	14,674,428		$ 18,872,850
Loss on goodwill impairment	33,547,278
Carrying amount	12,405,084
Fair market value of assets	9,063,000
Impaired assets	$ 3,342,084
IP R&D asset balance description	This reduced the IP R&D asset balances of its CBR Pharma subsidiary and its 180 LP subsidiary to zero and $9,063,000, respectively, as of December 31, 2022; the total consolidated IP R&D asset balance is $9,063,000 after impairment.
CBR Pharma [Member]
Intangible Assets and Impairment of Long-Lived Assets (Details) [Line Items]
Fair market value	$ 1,462,084
Carrying amount	1,462,084
Fair market value of assets	0
180 LP [Member]
Intangible Assets and Impairment of Long-Lived Assets (Details) [Line Items]
Fair market value	1,880,000
Carrying amount	10,943,000
Fair market value of assets	$ 9,063,000